Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating Expenses 1 [abstract]
Salaries, commissions and allowances		$ 601	$ 565	$ 1,171	$ 1,152
Share-based payments		23	18	42	43
Post-employment benefits		31	28	62	57
Total staff costs		655	611	1,275	1,252
Goods and services	[1]	353	295	726	637
Content		69	64	140	133
Telecommunications		10	9	19	19
Facilities		9	10	19	18
Fair value adjustments	[2]	(6)	1	(8)	5
Total operating expenses		$ 1,090	$ 990	$ 2,171	$ 2,064

[1]	Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.
[2]	Fair value adjustments primarily represent gains or losses on intercompany balances that arise in the ordinary course of business due to changes in foreign currency exchange rates.